SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
Operating Segments [Abstract]
Disclosure of operating segments
The tables below summarize the partnership’s segment revenues by type of revenue for the three and six months ended June 30, 2023:

	Three Months Ended June 30, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$7,514	$1,640	$3,620	$12,774
Other revenues	360	366	6	732
Total revenues	$7,874	$2,006	$3,626	$13,506

	Six Months Ended June 30, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$15,116	$3,302	$7,423	$25,841
Other revenues	696	715	12	1,423
Total revenues	$15,812	$4,017	$7,435	$27,264
The tables below summarize the partnership’s segment revenues by type of revenue for the three and six months ended June 30, 2022:

	Three Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$8,839	$1,444	$3,675	$13,958
Other revenues	287	358	4	649
Total revenues	$9,126	$1,802	$3,679	$14,607

	Six Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$16,807	$2,608	$7,341	$26,756
Other revenues	548	722	8	1,278
Total revenues	$17,355	$3,330	$7,349	$28,034

	Three Months Ended June 30, 2023
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$2,255	$789	$1,084	$—	$4,128	$9,378	$13,506
Direct operating costs (2)	(2,004)	(574)	(868)	(3)	(3,449)	(7,974)	(11,423)
General and administrative expenses	(43)	(43)	(36)	(26)	(148)	(250)	(398)
Gain (loss) on acquisitions / dispositions, net (3)	22	—	—	—	22	65	87
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)	8	—	—	—	8	23	31
Other income (expense), net (5)	—	6	1	—	7	9	16
Interest income (expense), net	(79)	(109)	(104)	(34)	(326)	(606)	(932)
Current income tax (expense) recovery	(51)	(6)	(24)	—	(81)	(186)	(267)
Preferred equity distributions	—	—	—	(22)	(22)	22	—
Equity accounted Adjusted EFO (6)	11	25	10	—	46	29	75
Adjusted EFO	119	88	63	(85)	185
Depreciation and amortization expense (2)(7)					(294)	(613)	(907)
Impairment reversal (expense), net					(3)	(4)	(7)
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)					(8)	(23)	(31)
Other income (expense), net (5)					16	106	122
Deferred income tax (expense) recovery					90	126	216
Non-cash items attributable to equity accounted investments(6)					(34)	(13)	(47)
Net income (loss)					$(48)	$89	$41
(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $12,330 million as per the unaudited interim condensed consolidated statements of operating results.
(3)Gain (loss) on acquisitions/dispositions, net recorded in Adjusted EFO of $22 million represents the partnership’s economic ownership interest of gains on dispositions related to the partnership’s dealer software and technology services operations’ sale of a non-core division servicing the heavy equipment sector.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $8 million represents the partnership's economic ownership interest of realized gains related to secured debentures.
(5)The sum of these amounts equates to other income (expense), net of $138 million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $16 million includes, $44 million of net gains on debt modification and extinguishment, $20 million of business separation expenses, stand-up costs and restructuring charges, $17 million of transaction costs, $19 million of net revaluation gains and $10 million of other expense.
(6)The sum of these amounts equates to equity accounted income (loss), net of $28 million as per the unaudited interim condensed consolidated statements of operating results.
(7)For the three months ended June 30, 2023, depreciation and amortization expense by segment is as follows: business services $252 million, infrastructure services $301 million, industrials $354 million, and corporate and other $nil.

	Six Months Ended June 30, 2023
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$4,465	$1,601	$2,237	$—	$8,303	$18,961	$27,264
Direct operating costs (2)	(3,971)	(1,160)	(1,780)	(11)	(6,922)	(16,067)	(22,989)
General and administrative expenses	(88)	(86)	(73)	(52)	(299)	(500)	(799)
Gain (loss) on acquisitions / dispositions, net (3)	89	6	—	—	95	73	168
Gain (loss) on acquisitions / dispositions, net in equity (4)	14	—	64	—	78	147	225
Other income (expense), net (5)	—	6	2	—	8	11	19
Interest income (expense), net	(140)	(212)	(201)	(65)	(618)	(1,179)	(1,797)
Current income tax (expense) recovery	(59)	(30)	(44)	7	(126)	(267)	(393)
Distributions attributable to preferred equity in operating subsidiaries	—	—	—	(44)	(44)	44	—
Equity accounted Adjusted EFO (6)	22	49	20	—	91	65	156
Adjusted EFO	332	174	225	(165)	566
Depreciation and amortization expense (2)(7)					(586)	(1,221)	(1,807)
Impairment reversal (expense), net					(3)	(4)	(7)
Gain (loss) on acquisitions / dispositions, net in equity (4)					(78)	(147)	(225)
Other income (expense), net (5)					83	165	248
Deferred income tax (expense) recovery					115	169	284
Non-cash items attributable to equity accounted investments(6)					(71)	(32)	(103)
Net income (loss)					$26	$218	$244
(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO, and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $24,796 million as per the unaudited interim condensed consolidated statements of operating results.
(3)Gain (loss) on acquisitions/dispositions, net recorded in Adjusted EFO of $95 million represents the partnership’s economic ownership interest of gains relating to $67 million from the disposition of the partnership’s residential property management operations, $22 million from the dispositions related to the partnership’s dealer software and technology services operations sale of a non-core division servicing the heavy equipment sector, and $6 million from the disposition of the partnership’s nuclear technology services operations’ power delivery business.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $78 million represents the partnership’s economic interest of gains of $8 million related to secured debentures and $70 million related to the partnership’s economic ownership interest of gains on disposition of the partnership’s public securities.
(5)The sum of these amounts equates to other income (expense), net of $267 million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $83 million includes $147 million of net gains on debt modification and extinguishment, $34 million of business separation expenses, stand-up costs and restructuring charges, $26 million of transaction costs, $18 million of net revaluation gains, and $22 million of other expense.
(6)The sum of these amounts equates to equity accounted income (loss), net of $53 million as per the unaudited interim condensed consolidated statements of operating results.
(7)For the six months ended June 30, 2023, depreciation and amortization expense by segment is as follows: business services $505 million, infrastructure services $604 million, industrials $698 million, and corporate and other $nil.

	Three Months Ended June 30, 2022
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$2,468	$706	$1,120	$—	$4,294	$10,313	$14,607
Direct operating costs (2)	(2,296)	(507)	(906)	(6)	(3,715)	(9,187)	(12,902)
General and administrative expenses	(34)	(33)	(33)	(26)	(126)	(180)	(306)
Gain (loss) on acquisitions / dispositions, net recorded in equity (3)	19	—	—	—	19	—	19
Other income (expense), net (4)	—	9	—	—	9	14	23
Interest income (expense), net	(18)	(70)	(81)	(18)	(187)	(369)	(556)
Current income tax (expense) recovery	(14)	(6)	(17)	16	(21)	(54)	(75)
Equity accounted Adjusted EFO (5)	13	25	18	—	56	28	84
Adjusted EFO	138	124	101	(34)	329
Depreciation and amortization expense (2)(6)					(262)	(514)	(776)
Impairment expense, net					41	37	78
Gain (loss) on acquisitions / dispositions, net recorded in equity (3)					(19)	—	(19)
Other income (expense), net (4)					(87)	(154)	(241)
Deferred income tax (expense) recovery					165	222	387
Non-cash items attributable to equity accounted investments(5)					(30)	(13)	(43)
Net income (loss)					$137	$143	$280
(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shares.
(2)The sum of these amounts equates to direct operating costs of $13,678 million as per the unaudited interim condensed consolidated statements of operating results.
(3)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $19 million represents the partnership’s economic ownership interest in gains (losses) on disposition related to the sale of a financial asset measured at FVOCI.
(4)The sum of these amounts equates to other income (expense), net of $(218) million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(87) million includes $45 million of net unrealized revaluation losses, $14 million of business separation expenses, stand-up costs and restructuring charges, $19 million of transaction costs and $9 million of other expenses.
(5)The sum of these amounts equates to equity accounted income (loss), net of $41 million as per the unaudited interim condensed consolidated statements of operating results.
(6)For the three months ended June 30, 2022, depreciation and amortization expense by segment is as follows: business services $108 million, infrastructure services $340 million, industrials $328 million, and corporate and other $nil.

	Six Months Ended June 30, 2022
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$4,742	$1,318	$2,227	$—	$8,287	$19,747	$28,034
Direct operating costs (2)	(4,455)	(908)	(1,787)	(12)	(7,162)	(17,637)	(24,799)
General and administrative expenses	(64)	(62)	(65)	(53)	(244)	(360)	(604)
Gain (loss) on acquisitions / dispositions, net recorded in equity (3)	19	—	—	—	19	—	19
Other income (expense), net (4)	1	(1)	—	—	—	(1)	(1)
Interest income (expense), net	(43)	(117)	(149)	(29)	(338)	(678)	(1,016)
Current income tax (expense) recovery	(22)	(10)	(39)	29	(42)	(112)	(154)
Equity accounted Adjusted EFO (5)	20	43	36	—	99	55	154
Adjusted EFO	198	263	223	(65)	619
Depreciation and amortization expense (2)(6)					(494)	(976)	(1,470)
Gain (loss) on acquisitions / dispositions, net recorded in equity (3)					(19)	—	(19)
Impairment reversal (expense), net					41	37	78
Other income (expense), net (4)					(115)	(201)	(316)
Deferred income tax (expense) recovery					168	259	427
Non-cash items attributable to equity accounted investments(5)					(47)	(16)	(63)
Net income (loss)					$153	$117	$270
(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO, and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $26,269 million as per the unaudited interim condensed consolidated statements of operating results.
(3)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $19 million represents the partnership’s economic interest in gains (losses) on disposition related to the sale of a financial asset measured at FVOCI.
(4)The sum of these amounts equates to other income (expense), net of $(317) million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(115) million includes $47 million of net unrealized revaluation losses, $26 million of business separation expenses, stand-up costs and restructuring charges, $28 million of transaction costs, and $14 million of other expense.
(5)The sum of these amounts equates to equity accounted income (loss), net of $91 million as per the unaudited interim condensed consolidated statements of operating results.
(6)For the six months ended June 30, 2022, depreciation and amortization expense by segment is as follows: business services $214 million, infrastructure services $591 million, industrials $665 million, and corporate and other $nil.
The following table presents the partnership’s assets by reportable operating segment as at June 30, 2023 and December 31, 2022:

(US$ MILLIONS)	As at June 30, 2023	As at December 31, 2022
Business services	$38,565	$37,939
Infrastructure services	23,367	22,606
Industrials	28,135	28,112
Corporate and other	247	593
Total	$90,314	$89,250